Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2019
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2. Notes to the consolidated statements of income

Revenue

The Company has recognized the following revenue in the consolidated statement of income for the three months ended March 31, 2019 and 2018:

Revenue
in € THOUS
	For the three months endedMarch 31,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	2.957.381	-	2.957.381	2.648.293	-	2.648.293
Care Coordination	299.544	60.383	359.927	507.244	53.258	560.502
	3.256.925	60.383	3.317.308	3.155.537	53.258	3.208.795

Health care products
Dialysis products	762.885	33.790	796.675	729.956	17.736	747.692
Non-dialysis products	18.574	-	18.574	19.142	-	19.142
	781.459	33.790	815.249	749.098	17.736	766.834

Total	4.038.384	94.173	4.132.557	3.904.635	70.994	3.975.629

(Gain) loss related to divestitures of Care Coordination activities

On April 20, 2018, the Company signed a definitive agreement to divest its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) to an investment consortium led by Summit Partners, L.P., (“Summit Consortium”). Upon receipt of the required regulatory approvals under the Hart-Scott-Rodino Antitrust Improvements Acts of 1976, as amended, and the satisfaction of customary closing conditions, the divestiture was consummated on June 28, 2018. The total transaction proceeds were $1,770,516 (€1,531,109), net of related tax payments. For the three months ended March 31, 2018, the pre-tax loss related to divestitures for Care Coordination activities was €13.103, which primarily related to the initial increase in valuation of Sound’s share based payment program. Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

  In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, furthering its strategic investments and expanding the health care services we offer.

  In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.

  In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

Research and development expenses

Research and development expenses of €33.614 for the three months ended March 31, 2019 (for the three months ended March 31, 2018: €31.897) include expenditure for research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €92 (for the three months ended March 31, 2018: €80).

Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2019 and 2018:

Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended March 31,

	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	270.749	278.555

Denominators:
Weighted average number of shares outstanding	306.659.364	306.453.070
Potentially dilutive shares	-	986.454

Basic earnings per share	0,88	0,91
Fully diluted earnings per share	0,88	0,91

Share buy-back program

In 2019, the Company will utilize the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program. The 2019 share buy-back program allows for a maximum of 6,000,000 shares to be repurchased at a total purchase price, excluding ancillary transaction costs, of up to €330,000 between March 12, 2019 and May 10, 2019. For the period ending March 31, 2019, the Company repurchased 1,629,240 shares, at an average weighted stock purchase price of €69.86.

As of March 31, 2019, the Company holds 2.629.191 treasury shares. These shares will be used solely to reduce the registered share capital of the Company by cancellation of the acquired shares.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the retired treasury stock:

Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
December 31, 2017	65,63	1.659.951	108.931
Purchase of Treasury Stock
May 2018	86,69	173.274	15.020
June 2018	86,14	257.726	22.201
Repurchased Treasury Stock	86,37	431.000	37.221

Retirement of repurchased Treasury Stock
December 2018	87,23	1.091.000	95.159
December 31, 2018	51,00	999.951	50.993

Purchase of Treasury Stock
March 2019	69,86	1.629.240	113.816

March 31, 2019	62,69	2.629.191	164.809

(1) The value of shares repurchased is inclusive of fees (net of taxes) paid in the amount of approximately €11, respectively, for services rendered.